Benefit of Tax Holiday Per Basic and Diluted Earnings Per Share (Detail)	12 Months Ended
	Dec. 31, 2011 Earning Per Share, Basic USD ($)	Dec. 31, 2011 Earning Per Share, Basic CNY	Dec. 31, 2010 Earning Per Share, Basic CNY	Dec. 31, 2009 Earning Per Share, Basic CNY	Dec. 31, 2011 Earning Per Share, Diluted USD ($)	Dec. 31, 2011 Earning Per Share, Diluted CNY	Dec. 31, 2010 Earning Per Share, Diluted CNY	Dec. 31, 2009 Earning Per Share, Diluted CNY
Income Tax Holiday [Line Items]
Basic	$ 0.01	0.05	0.46	0.32	$ 0.01	0.05	0.45	0.30